ALYSON SAAD

2ND Vice President and Counsel

(205) 268-2984 direct

(205) 268-3597 fax

(800) 866-3555 toll-free

alyson.saad@protective.com

August 21, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:     Initial Registration Statement on Form N-6 for

Protective Executive Benefits Registered VUL (File No. 333-XXXX)

Protective COLI VUL (File No. 811-23604)

Protective Life Insurance Company

Ladies and Gentleman:

On behalf of Protective Life Insurance Company (the “Depositor”) and Protective COLI VUL (the “Separate Account”), we are hereby electronically transmitting for filing (i) under the Securities Act of 1933, as amended, the initial registration statement for certain individual flexible premium variable universal life policies (the “Policies”), and (ii) under the Investment Company Act of 1940, as amended, the initial registration statement of the Separate Account, on Form N-6. The Policies will be offered through the Separate Account. Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (205) 268-2984.

Very truly yours,

/s/ Alyson Saad

Alyson Saad
2nd Vice President and Counsel

Enclosures

cc:                                Jo Cicchetti, Esq.

Faegre Drinker Biddle & Reath LLP